Intangible Assets (Details) - Schedule of intangible assets ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
At cost:
Total cost	¥ 432,081	$ 62,646	¥ 241,813
Less: accumulated depreciation	(13,026)	(1,889)	(5,943)
Intangible assets, net	419,055	60,757	235,870
Trademark [Member]
At cost:
Total cost	50,102	7,264	26,956
Patent [Member]
At cost:
Total cost	122	18	122
Copyright [Member]
At cost:
Total cost	172	25	140
Software [Member]
At cost:
Total cost	9,985	1,448	6,995
License acquired [Member]
At cost:
Total cost	¥ 371,700	$ 53,891	¥ 207,600